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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Balanced Fund, for the six months ended September 30, 2005. This one series has a March 31 fiscal year end.

Date of reporting period: September 30, 2005

Item 1 - Reports to Stockholders.

Evergreen Balanced Fund

Evergreen

BALANCED FUND

Semiannual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
30	STATEMENT OF ASSETS AND LIABILITIES
31	STATEMENT OF OPERATIONS
32	STATEMENTS OF CHANGES IN NET ASSETS
33	NOTES TO FINANCIAL STATEMENTS
41	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Balanced Fund, which covers the six-month period ended September 30, 2005.

The financial markets had to contend with a variety of challenges during these past six months. Moderating economic growth, tighter monetary policy, surging energy prices, the terrorist bombings in London and credit downgrades in the auto sector all weighed on market sentiment. If all that wasn't enough to sufficiently disturb investors, Hurricane Katrina turned out to be one of the worst natural disasters in U.S. history, devastating the gulf region. Not surprisingly, each of these events combined at various times throughout the period to increase market volatility. Throughout this market turbulence, the portfolio managers of Evergreen Balanced Fund maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this disciplined approach to market fundamentals, specifically related to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these

LETTER TO SHAREHOLDERS continued

pricing concerns and long-term interest rates began to crawl higher in September.

Having already anticipated these inflation fears, the Federal Reserve (Fed) maintained its "measured removal of policy accommodation" throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often rattled the markets, Evergreen's Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Even as the yield curve continued to flatten, we concluded that long-term pricing pressures, despite energy, were insufficient to halt the expansion. As a result, we continued to view monetary policy as one of less stimulation, rather than more restriction, for the U.S. economy.

Despite the Fed's policy, increased demand for U.S. Treasuries helped performance for much of the investment period. Our fixed income portfolio teams attributed the rise in Treasury prices to a combination of excess global savings, a flight to quality during periods of uncertainty, and the need for under-funded pensions to fulfill long-term obligations. As a result of this demand, and the Fed tightening, municipal securities tended to track the Treasury yield curve, while lesser-rated corporate and high yield bonds followed. Indeed, the renewed push for shareholder-friendly moves at many U.S. companies threatened many bond holders, and the fear of increased leveraged buyout activity further pressured lesser quality issues within the corporate market.

Similar to the transition in economic growth, our equity analysts prepared for a deceleration in the rate of growth in corporate profits. After having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the 10% range in 2005. Earnings continued to exceed forecasts, though, due to the improved operating leverage on income statements, driven largely by cost cutting and the refinancing of corporate debt. This anticipated deceleration in profit growth further

LETTER TO SHAREHOLDERS continued

renewed the desire for income, enabling the value style of investing to outperform growth. Yet the strong cash flows in many growth industries combined with new fiscal incentives for payouts to generate improved returns within the growth style towards the end of the investment period.

We continue to recommend that investors maintain their diversified strategies, including the Evergreen Balanced Fund, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Sub-Advisor:
• Tattersall Advisory Group, Inc.

Portfolio Managers:
• Walter T. McCormick, CFA
• Robert Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

6-month return with sales charge	-1.49%	-0.82%	3.07%	N/A

6-month return w/o sales charge	4.56%	4.18%	4.07%	4.58%

Average annual return*

1-year with sales charge	3.15%	3.66%	7.70%	N/A

1-year w/o sales charge	9.45%	8.66%	8.70%	9.65%

5-year	-0.48%	-0.38%	-0.04%	0.92%

10-year	6.45%	6.45%	6.47%	7.26%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Balanced Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of September 30, 2005, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,045.62	$ 5.08
Class B	$ 1,000.00	$ 1,041.77	$ 8.65
Class C	$ 1,000.00	$ 1,040.75	$ 8.65
Class I	$ 1,000.00	$ 1,045.83	$ 3.54
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.10	$ 5.01
Class B	$ 1,000.00	$ 1,016.60	$ 8.54
Class C	$ 1,000.00	$ 1,016.60	$ 8.54
Class I	$ 1,000.00	$ 1,021.61	$ 3.50

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.99% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.30	$8.20	$ 6.91	$ 8.06	$8.16	$11.01

Income from investment operations
Net investment income (loss)	0.08 [1]	0.14	0.12	0.17 [1]	0.18 [1]	0.27
Net realized and unrealized gains or losses on investments	0.30	0.13	1.32	(1.16)	(0.10)	(1.34)

Total from investment operations	0.38	0.27	1.44	(0.99)	0.08	(1.07)

Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.15)	(0.16)	(0.18)	(0.26)
Net realized gains	0	0	0	0	0	(1.52)

Total distributions to shareholders	(0.07)	(0.17)	(0.15)	(0.16)	(0.18)	(1.78)

Net asset value, end of period	$ 8.61	$8.30	$ 8.20	$ 6.91	$8.06	$ 8.16

Total return [2]	4.56%	3.29%	20.90%	(12.36%)	0.99%	(10.71%)

Ratios and supplemental data
Net assets, end of period (millions)	$1,013	$ 592	$ 688	$ 672	$ 880	$ 932
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.99% [3]	1.00%	1.00%	0.98%	0.97%	0.92%
Expenses excluding waivers/reimbursements
and expense reductions	1.03% [3]	1.00%	1.00%	0.98%	0.97%	0.92%
Net investment income (loss)	1.89% [3]	1.85%	1.59%	2.29%	2.18%	2.73%
Portfolio turnover rate	28%	103%	122%	125%	243%	143%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.30	$8.20	$ 6.91	$ 8.06	$8.17	$11.02

Income from investment operations
Net investment income (loss)	0.05 [1]	0.09 [1]	0.07 [1]	0.11 [1]	0.12 [1]	0.19
Net realized and unrealized gains or losses on investments	0.30	0.12	1.31	(1.16)	(0.11)	(1.34)

Total from investment operations	0.35	0.21	1.38	(1.05)	0.01	(1.15)

Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.09)	(0.10)	(0.12)	(0.18)
Net realized gains	0	0	0	0	0	(1.52)

Total distributions to shareholders	(0.05)	(0.11)	(0.09)	(0.10)	(0.12)	(1.70)

Net asset value, end of period	$8.60	$8.30	$ 8.20	$ 6.91	$8.06	$ 8.17

Total return [2]	4.18%	2.55%	20.06%	(13.03%)	0.10%	(11.40%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 257	$ 77	$ 98	$ 92	$ 118	$ 216
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69% [3]	1.70%	1.70%	1.73%	1.72%	1.67%
Expenses excluding waivers/reimbursements
and expense reductions	1.73% [3]	1.70%	1.70%	1.73%	1.72%	1.67%
Net investment income (loss)	1.19% [3]	1.15%	0.89%	1.54%	1.44%	1.98%
Portfolio turnover rate	28%	103%	122%	125%	243%	143%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.32	$8.21	$ 6.93	$ 8.08	$8.18	$11.03

Income from investment operations
Net investment income (loss)	0.05 [1]	0.09	0.06 [1]	0.11 [1]	0.11 [1]	0.20
Net realized and unrealized gains or losses on investments	0.29	0.13	1.32	(1.16)	(0.09)	(1.35)

Total from investment operations	0.34	0.22	1.38	(1.05)	0.02	(1.15)

Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.10)	(0.10)	(0.12)	(0.18)
Net realized gains	0	0	0	0	0	(1.52)

Total distributions to shareholders	(0.05)	(0.11)	(0.10)	(0.10)	(0.12)	(1.70)

Net asset value, end of period	$8.61	$8.32	$ 8.21	$ 6.93	$8.08	$ 8.18

Total return [2]	4.07%	2.70%	19.91%	(12.98%)	0.22%	(11.39%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 91	$ 16	$ 16	$ 11	$ 11	$ 7
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69% [3]	1.70%	1.70%	1.73%	1.72%	1.68%
Expenses excluding waivers/reimbursements
and expense reductions	1.73% [3]	1.70%	1.70%	1.73%	1.72%	1.68%
Net investment income (loss)	1.20% [3]	1.16%	0.83%	1.54%	1.42%	2.01%
Portfolio turnover rate	28%	103%	122%	125%	243%	143%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2005
CLASS I [1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.27	$8.16	$ 6.89	$ 8.03	$8.15	$11.00

Income from investment operations
Net investment income (loss)	0.09 [2]	0.16	0.15	0.18 [2]	0.20 [2]	0.30
Net realized and unrealized gains or losses on investments	0.29	0.14	1.29	(1.15)	(0.12)	(1.34)

Total from investment operations	0.38	0.30	1.44	(0.97)	0.08	(1.04)

Distributions to shareholders from
Net investment income	(0.08)	(0.19)	(0.17)	(0.17)	(0.20)	(0.29)
Net realized gains	0	0	0	0	0	(1.52)

Total distributions to shareholders	(0.08)	(0.19)	(0.17)	(0.17)	(0.20)	(1.81)

Net asset value, end of period	$8.57	$8.27	$ 8.16	$ 6.89	$8.03	$ 8.15

Total return	4.58%	3.74%	21.03%	(12.07%)	1.00%	(10.49%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 296	$ 136	$ 216	$ 188	$ 9	$ 13
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.69% [3]	0.70%	0.70%	0.73%	0.72%	0.67%
Expenses excluding waivers/reimbursements
and expense reductions	0.73% [3]	0.70%	0.70%	0.73%	0.72%	0.67%
Net investment income (loss)	2.19% [3]	2.13%	1.91%	2.61%	2.44%	2.98%
Portfolio turnover rate	28%	103%	122%	125%	243%	143%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.1%
FIXED-RATE 4.1%
FNMA:
4.68%, 11/01/2012	$ 2,142,535	$2,124,427
4.87%, 05/01/2013	2,484,346	2,485,439
4.90%, 01/01/2013	6,979,620	6,995,763
5.50%, 04/01/2034	4,663,923	4,667,543
5.70%, 10/01/2008	6,752,607	6,908,022
5.85%, 02/01/2009	410,972	421,938
6.03%, 06/01/2008	3,816,674	3,904,579
6.13%, 09/01/2008	1,567,885	1,612,211
6.19%, 07/01/2011	2,903,472	3,079,561
6.20%, 01/01/2011	4,186,575	4,424,823
6.35%, 05/01/2011	1,434,560	1,485,826
6.40%, 06/01/2009	4,129,655	4,313,520
6.54%, 12/01/2007	452,198	464,387
6.56%, 12/01/2007	1,712,698	1,759,438
6.79%, 07/01/2009	2,119,749	2,240,727
6.80%, 01/01/2007	4,961,512	5,037,740
6.91%, 07/01/2009	1,883,164	1,997,441
7.06%, 08/01/2006	2,233,096	2,250,723
7.09%, 10/01/2007	1,850,741	1,909,377
7.18%, 05/01/2007	1,538,725	1,572,613
7.22%, 07/01/2007	2,213,729	2,278,985
7.29%, 12/01/2010	2,201,835	2,425,015
7.53%, 05/01/2007	4,094,729	4,213,082

Total Agency Commercial Mortgage - Backed Securities
(cost $69,985,773)		68,573,180

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS3.3%
FIXED-RATE 3.3%
FHLMC:
Ser. 2750, Class WD, 4.50%, 09/15/2015	5,170,400	5,146,094
Ser. 2752, Class PE, 5.00%, 02/15/2028	3,172,000	3,163,942
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,097,035
Ser. 2780, Class BD, 4.50%, 10/15/2017	3,575,000	3,555,851
Ser. 2840, Class NC, 5.50%, 03/15/2028	3,815,000	3,845,356
Ser. 2859, Class PC, 5.50%, 11/15/2027	3,000,000	3,026,342
Ser. 2873, Class PD, 5.50%, 12/15/2030	2,755,000	2,770,900
Ser. 2958, Class MC, 5.50%, 11/15/2028	2,915,000	2,935,325
Ser. 2962, Class XB, 5.50%, 05/15/2029	2,765,000	2,784,196
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	2,024,590
Ser. 2984, Class NC, 5.50%, 09/15/2031	5,075,000	5,102,176

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	$ 2,971,000	$3,057,806
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	5,600,000	5,493,733
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	8,739,435	8,584,251

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $55,290,654)		54,587,597

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 4.5%
FIXED-RATE 4.5%
FHLMC:
4.50%, 04/01/2035	2,503,532	2,382,893
4.77%, 09/01/2035	6,985,000	6,921,820
5.00%, TBA #	6,090,000	5,960,588
6.50%, 06/01/2029 - 07/01/2031	68,698	70,887
FNMA:
4.50%, TBA #	5,070,000	4,965,431
5.00%, 12/01/2019 - 03/01/2020	2,481,503	2,476,595
5.00%, TBA #	9,050,000	9,027,375
5.50%, 02/01/2035	948,862	949,598
5.50%, 10/01/2035 #	5,332,390	5,333,390
5.50%, TBA #	11,230,000	11,226,496
5.84%, 12/01/2008	9,910,496	10,151,870
6.00%, 08/01/2006	229,710	232,056
6.50%, 04/01/2017 - 08/01/2032	6,432,460	6,635,698
7.00%, 05/01/2032 - 06/01/2032	2,749,334	2,878,763
7.50%, 12/01/2030 - 10/01/2031	1,950,713	2,066,657
9.00%, 08/01/2014	828,755	900,281
GNMA, 3.50%, 09/20/2029 - 07/20/2030	1,788,013	1,803,483

Total Agency Mortgage-Backed Pass Through Securities
(cost $74,335,865)		73,983,881

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.9%
FNMA:
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	8,326,628	8,412,425
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	6,345,000	6,380,847

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $15,350,970)		14,793,272

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 1.0%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	2,780,525	2,867,350

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES continued
FNMA:
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	$ 2,001,300	$2,064,153
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	5,588,242	5,701,441
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044	2,998,819	3,090,726
Ser. 2005-W1, Class 1A1, 6.00%, 10/25/2044	3,333,402	3,397,411

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $17,390,585)		17,121,081

ASSET-BACKED SECURITIES 1.4%
Ameriquest Mtge. Securities, Inc., Ser. 2003-8, Class AF3, 4.37%, 10/25/2033	3,000,000	2,993,558
Credit-Based Asset Servicing and Securitization, Ser. 2003-CB6, Class AF3,
3.49%, 12/25/2033	1,945,000	1,935,660
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	3,452,610	3,465,945
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	5,115,000	5,151,750
Washington Mutual, Inc., Ser. 2005-AR6, Class 2AB3, FRN, 4.10%, 04/25/2045	3,274,504	3,268,642
Wells Fargo Home Equity Trust:
Ser. 2004-2, Class AI2, 3.45%, 09/25/2034	3,520,000	3,469,620
Ser. 2004-2, Class AI3, 3.97%, 09/25/2024	3,900,000	3,828,833

Total Asset-Backed Securities (cost $24,235,406)		24,114,008

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.5%
FIXED-RATE 3.5%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	617,059	638,685
Bank of America Comml. Mtge. Securities, Inc., Ser. 2004-1, Class A4, 4.76%,
11/10/2039	3,980,000	3,911,115
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%,
02/15/2035	2,630,919	2,682,296
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%,
03/10/2039	2,803,820	2,710,790
Goldman Sachs Mtge. Securities Corp. II, Ser. 2004-GG2, Class A6, 5.40%,
08/10/2038	1,780,000	1,829,638
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-C2, Class A3, 5.38%, 05/15/2041	4,000,000	4,073,990
Ser. 2004-PNC1, Class A4, 5.55%, 06/12/2041	6,435,000	6,633,801
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 05/15/2015	3,046,170	3,154,672
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	2,935,987	3,015,333
Ser. 2002-C2, Class A4, 5.59%, 06/15/2031	1,920,000	1,990,762
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	6,042,000	5,783,604
Ser. 2004-C6, Class A6, 5.02%, 08/15/2029	3,500,000	3,501,296
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	5,800,000	5,707,357

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%,
03/12/2035	$4,830,000	$4,810,945
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	7,315,608	7,104,882

Total Commercial Mortgage-Backed Securities (cost $58,697,470)		57,549,166

CORPORATE BONDS 5.6%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	3,000,000	2,167,500

Diversified Consumer Services 0.0%
Alderwoods Group, Inc., 7.75%, 09/15/2012	100,000	105,500
Service Corporation International, 7.00%, 06/15/2017 144A	175,000	177,625

		283,125

Hotels, Restaurants & Leisure 0.1%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	100,000	107,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	100,000	96,375
Las Vegas Sands Corp., 6.375%, 02/15/2015	100,000	97,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	95,500
Seneca Gaming Corp., 7.25%, 05/01/2012	100,000	103,000
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	100,000	103,625
Station Casinos, Inc., 6.50%, 02/01/2014	100,000	100,500

		703,500

Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	100,000	96,730
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	69,000
WCI Communities, Inc., 9.125%, 05/01/2012	165,000	170,775

		336,505

Media 0.3%
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	98,750
Dex Media West, LLC, 5.875%, 11/15/2011	100,000	99,500
Emmis Communications Corp., 6.875%, 05/15/2012	100,000	100,125
LIN TV Corp., 6.50%, 05/15/2013	100,000	95,250
Mediacom, LLC, 9.50%, 01/15/2013	100,000	99,750
MediaNews Group, Inc., 6.375%, 04/01/2014	100,000	96,500
R.H. Donnelley Corp., 10.875%, 12/15/2012	150,000	169,125
Time Warner, Inc., 7.625%, 04/15/2031	2,950,000	3,466,569

		4,225,569

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	$ 100,000	$106,250
May Department Stores Co.:
6.90%, 01/15/2032	5,000,000	5,372,115
7.45%, 09/15/2011	1,000,000	1,114,651

		6,593,016

Specialty Retail 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	100,000	107,500
Group 1 Automotive, Inc., 8.25%, 08/15/2013	100,000	98,500

Specialty Retail continued
Payless ShoeSource, Inc., 8.25%, 08/01/2013	100,000	102,750
United Auto Group, Inc., 9.625%, 03/15/2012	100,000	104,500

		413,250

Textiles, Apparel & Luxury Goods 0.0%
The Warnaco Group, Inc., 8.875%, 06/15/2013	100,000	108,500

CONSUMER STAPLES 0.7%
Beverages 0.5%
Coca-Cola Enterprises, Inc.:
0.00%, 06/20/2020 (n)	17,530,000	7,796,800
6.95%, 11/15/2026	650,000	762,739

		8,559,539

Food & Staples Retailing 0.0%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	100,000	103,500
Ingles Markets, Inc., 8.875%, 12/01/2011	100,000	101,500
Rite Aid Corp., 8.125%, 05/01/2010	100,000	102,500
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	100,000	111,000

		418,500

Food Products 0.2%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	100,000	101,750
Dean Foods Co., 6.625%, 05/15/2009	100,000	103,500
Del Monte Foods Co., 8.625%, 12/15/2012	100,000	108,000
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,121,086

		2,434,336

Household Products 0.0%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	100,000	98,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 0.2%
Energy Equipment & Services 0.1%
Dresser, Inc., 9.375%, 04/15/2011	$ 100,000	$106,000
Hanover Compressor Co., 9.00%, 06/01/2014	35,000	39,069
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	100,000	99,750
Offshore Logistics, Inc., 6.125%, 06/15/2013	100,000	99,000
Parker Drilling Co., 9.625%, 10/01/2013	80,000	91,400

		435,219

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp., 6.875%, 01/15/2016	100,000	103,000
Exco Resources, Inc., 7.25%, 01/15/2011	100,000	104,000
Ferrellgas Partners LP, 6.75%, 05/01/2014	80,000	76,800
Forest Oil Corp., 7.75%, 05/01/2014	100,000	106,750

Oil, Gas & Consumable Fuels continued
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	51,812
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,000,000	1,167,585
Peabody Energy Corp., 6.875%, 03/15/2013	170,000	178,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	100,000	108,500
The Williams Cos., 7.125%, 09/01/2011	100,000	105,250

		2,002,197

FINANCIALS 2.4%
Capital Markets 0.8%
Bank of New York Co., Inc., 7.30%, 12/01/2009	3,675,000	4,030,821
Goldman Sachs Group, Inc., 7.35%, 10/01/2009	3,085,000	3,369,224
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,689,301
Merrill Lynch & Co., Inc., MTN, 4.125%, 09/10/2009	2,650,000	2,591,141
Morgan Stanley, 3.625%, 04/01/2008	400,000	390,700

		14,071,187

Commercial Banks 0.3%
Bank of America Corp., 4.375%, 12/01/2010	35,000	34,396
U.S. Bancorp, 6.375%, 08/01/2011	2,000,000	2,157,450
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,474,750

		4,666,596

Consumer Finance 0.9%
American General Finance Corp.:
5.75%, 03/15/2007	925,000	938,111
MTN, 3.875%, 10/01/2009	1,700,000	1,640,860
General Electric Capital Corp., MTN, 6.125%, 02/22/2011	2,500,000	2,654,490
General Motors Acceptance Corp., 5.625%, 05/15/2009	100,000	91,749

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
HSBC Finance Corp.:
4.75%, 05/15/2009	$3,000,000	$2,994,135
6.40%, 06/17/2008	1,450,000	1,513,451
Sprint Capital Corp., 6.875%, 11/15/2028	4,205,000	4,659,199

		14,491,995

Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	100,000	109,750

Real Estate 0.4%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	102,000	112,965
Duke Realty Corp., REIT, 7.05%, 03/01/2006	700,000	704,231
EOP Operating, LP:
6.75%, 02/15/2008	500,000	520,990
7.00%, 07/15/2011	3,250,000	3,550,566
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	100,000	102,625
La Quinta Properties, Inc., 7.00%, 08/15/2012	100,000	103,250
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	1,250,000	1,252,074
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	200,000	199,000
Ventas, Inc., REIT, 7.125%, 06/01/2015 144A	100,000	104,000

		6,649,701

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Coventry Health Care, Inc., 6.125%, 01/15/2015	50,000	51,500
Extendicare Health Services, Inc., 6.875%, 05/01/2014	100,000	99,000
HCA, Inc., 6.375%, 01/15/2015	100,000	99,435

Health Care Providers & Services continued
Omnicare, Inc., 6.125%, 06/01/2013	75,000	73,875
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	203,500

		527,310

Pharmaceuticals 0.0%
Mylan Laboratories, Inc., 6.375%, 08/15/2015 144A	100,000	100,625

INDUSTRIALS 0.4%
Aerospace & Defense 0.0%
Aviall, Inc., 7.625%, 07/01/2011	90,000	93,150
DRS Technologies, Inc., 6.875%, 11/01/2013	100,000	97,000

		190,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.0%
Adesa, Inc., 7.625%, 06/15/2012	$ 100,000	$100,500
Allied Waste North America, Inc., 6.375%, 04/15/2011	100,000	96,250
Corrections Corporation of America, 6.25%, 03/15/2013	100,000	99,500
Geo Group, Inc., 8.25%, 07/15/2013	100,000	100,000
NationsRent Companies, Inc., 9.50%, 10/15/2010	100,000	109,500

		505,750

Machinery 0.0%
Case New Holland, Inc., 9.25%, 08/01/2011	100,000	106,250
Manitowoc Co., Inc., 7.125%, 11/01/2013	75,000	78,000
Navistar International Corp., 6.25%, 03/01/2012	100,000	95,500

		279,750

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	2,500,000	2,630,803
6.75%, 07/15/2011	3,300,000	3,595,607
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	100,000	102,375

		6,328,785

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
Unisys Corp., 6.875%, 03/15/2010	200,000	194,000

MATERIALS 0.1%
Chemicals 0.1%
Equistar Chemicals, LP, 10.625%, 05/01/2011	100,000	109,500
Huntsman Advanced Materials, LLC:
11.00%, 07/15/2010	67,000	75,375
11.625%, 10/15/2010	130,000	149,175
Lyondell Chemical Co., 10.50%, 06/01/2013	100,000	113,500

		447,550

Containers & Packaging 0.0%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	125,000	113,125
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	100,000	97,000

		210,125

Metals & Mining 0.0%
Alaska Steel Corp., 7.75%, 06/15/2012	100,000	92,750
Century Aluminum Co., 7.50%, 08/15/2014	100,000	103,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining continued
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	$ 100,000	$104,750
United States Steel Corp., 10.75%, 08/01/2008	60,000	67,800

		368,800

Paper & Forest Products 0.0%
Boise Cascade, LLC, 7.125%, 10/15/2014	100,000	95,250
Bowater, Inc., 6.50%, 06/15/2013	125,000	117,188
Buckeye Technologies, Inc., 8.50%, 10/01/2013	100,000	102,000
Georgia Pacific Corp., 8.125%, 05/15/2011	100,000	111,000

		425,438

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Citizens Communications Co., 6.25%, 01/15/2013	100,000	96,500
Insight Midwest, LP, 10.50%, 11/01/2010	100,000	105,500
Qwest Communications International, Inc., 7.875%, 09/01/2011	100,000	104,750
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,796,227

		4,102,977

Wireless Telecommunication Services 0.0%
Nextel Communications Inc., Ser. F, 5.95%, 03/15/2014	200,000	205,005
Rural Cellular Corp., 8.25%, 03/15/2012	100,000	105,500

		310,505

UTILITIES 0.6%
Electric Utilities 0.3%
Reliant Energy, Inc., 6.75%, 12/15/2014	100,000	98,750
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	4,500,000	4,521,942

		4,620,692

Gas Utilities 0.3%
Consolidated Natural Gas Co., Ser. B, 5.375%, 11/01/2006	4,700,000	4,737,022

Independent Power Producers & Energy Traders 0.0%
NRG Energy, Inc., 8.00%, 12/15/2013	113,000	120,910
Tenaska, Inc., 7.00%, 06/30/2021 144A	100,000	101,751
Texas Genco, Inc., 6.875%, 12/15/2014 144A	100,000	102,250

		324,911

Total Corporate Bonds (cost $87,477,497)		92,442,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 2.5%
AIRPORT 0.1%
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	$ 1,000,000	$1,090,540

EDUCATION 0.1%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of Massachusetts Proj., Ser. A,
5.75%, 10/01/2019, (Insd. by FGIC)	1,000,000	1,117,680

GENERAL OBLIGATION - LOCAL 0.7%
Clark Cnty., WA Sch. Dist. 117 GO, 5.50%, 12/01/2016, (Insd. by FSA)	1,500,000	1,631,325
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	3,025,000	3,272,082
New York, NY GO:
Ser. B, FRN, 2.54%, 08/15/2020	1,300,000	1,300,000
Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	2,500,000	2,631,775
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	2,000,000	2,197,320

		11,032,502

GENERAL OBLIGATION - STATE 0.2%
Nevada GO, Colorado River Commission Power Delivery, Ser. A, 5.625%,
09/15/2024, (Insd. by FGIC)	4,010,000	4,401,496

HOSPITAL 0.2%
New York, NY Hlth. & Hosp. Corp. RB, Hlth. Sys., Ser. A, 5.125%, 02/15/2014, (Insd.
by AMBAC)	2,000,000	2,100,400
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,000,000	1,109,070

		3,209,470

HOUSING 0.1%
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B, 6.25%, 09/01/2015, (Insd. by
FNMA & GNMA)	160,000	161,330
New York Mtge. Agcy. SFHRRB, Ser. 63, 5.60%, 04/01/2010	500,000	520,715
North Carolina HFA SFHRB, Ser. 00, 5.80%, 09/01/2012, (Insd. by FHA)	400,000	417,040
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, Affordable Hsg. Portfolio I, 5.85%,
04/01/2009, (Insd. by GNMA, FNMA & FHLMC)	350,000	356,779
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016, (Insd. by FHA)	60,000	60,276

		1,516,140

LEASE 0.2%
New York, NY Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	2,500,000	2,738,775
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr., Ser. A, 5.95%,
02/15/2016, (Insd. by AMBAC)	500,000	515,665

		3,254,440

PORT AUTHORITY 0.3%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	5,000,000	5,377,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 0.2%
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	$ 1,095,000	$1,300,521
Oklahoma Indl. Auth. Hlth. Sys. RRB ETM, Ser. A, 6.25%, 08/15/2015, (Insd. by
MBIA)	1,685,000	1,878,539

		3,179,060

RESOURCE RECOVERY 0.1%
Washington Pub. Power Supply Sys. RRB, Nuclear Proj., Ser. C, 5.50%,
07/01/2017, (Insd. by MBIA)	2,500,000	2,591,700

TRANSPORTATION 0.1%
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	1,800,000	1,971,126

WATER & SEWER 0.2%
New York Env. Facs. Clean Water & Drinking RRB, 6.00%, 06/15/2017	2,885,000	3,163,085

Total Municipal Obligations (cost $38,233,587)		41,904,489

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bonds, 6.00%, 02/15/2026	26,810,000	31,627,435
U.S. Treasury Notes:
2.75%, 08/15/2007	3,905,000	3,807,684
3.375%, 11/15/2008	7,660,000	7,479,576
4.875%, 02/15/2012	14,160,000	14,641,780
TIPS, 3.375%, 01/15/2007	3,347,921	3,463,401

Total U.S. Treasury Obligations (cost $59,868,054)		61,019,876

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.2%
FIXED-RATE 2.2%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.80%, 05/25/2035	2,160,000	2,129,507
Ser. 2005-D, Class 2A7, 4.80%, 05/25/2035	3,455,000	3,407,637
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	2,590,000	2,535,134
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A5B, 4.63%, 06/20/2035	2,590,000	2,535,043
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.49%, 12/25/2034	3,130,000	3,075,769
Morgan Stanley Capital I, Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	2,130,000	2,082,334
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	4,220,000	4,087,105
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	4,340,000	4,222,090
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	6,212,000	6,106,291
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	6,595,000	6,357,637

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $36,867,264)		36,538,547

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES1.1%
FIXED-RATE 1.1%
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.60%, 09/25/2035 (h)	$5,560,000	$5,481,604
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.65%, 03/25/2035	4,254,625	4,209,291
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2005-AR2, Class 2A1, 4.56%, 03/25/2035	2,647,782	2,613,987
Ser. 2005-AR4, Class 2A2, 4.54%, 04/25/2035	6,046,700	5,953,444

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $18,378,865)		18,258,326

YANKEE OBLIGATIONS - CORPORATE 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Intrawest Corp., 7.50%, 10/15/2013	100,000	102,875

Media 0.0%
Rogers Cable, Inc., 5.50%, 03/15/2014	100,000	92,750

CONSUMER STAPLES 0.0%
Food & Staples Retailing 0.0%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	100,000	100,000

INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	110,000	112,750

MATERIALS 0.2%
Containers & Packaging 0.0%
Norampac, Inc., 6.75%, 06/01/2013	100,000	100,000

Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,592,370
Novelis, Inc., 7.25%, 02/15/2015 144A	100,000	95,000

		2,687,370

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Rogers Wireless, Inc., 6.375%, 03/01/2014	100,000	101,000

Total Yankee Obligations - Corporate (cost $3,096,794)		3,296,745

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 64.9%
CONSUMER DISCRETIONARY 7.4%
Internet & Catalog Retail 0.9%
Amazon.com, Inc. *	152,876	$6,925,283
eBay, Inc. *	182,152	7,504,662

		14,429,945

Media 2.4%
Comcast Corp., Class A *	154,784	4,547,554
Comcast Corp., Special Class A *	225,667	6,494,696
News Corp., Class A	473,547	7,382,598
Omnicom Group, Inc.	141,846	11,862,581
Time Warner, Inc. *	497,568	9,010,956

		39,298,385

Multi-line Retail 1.1%
J.C. Penney Co., Inc.	176,629	8,375,747
Nordstrom, Inc.	316,912	10,876,420

		19,252,167

Specialty Retail 2.1%
Best Buy Co., Inc.	270,866	11,790,797
Chico's FAS, Inc. *	272,600	10,031,680
Lowe's Cos.	196,272	12,639,917

		34,462,394

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. *	203,366	6,377,558
NIKE, Inc., Class B	97,600	7,971,968

		14,349,526

CONSUMER STAPLES 5.4%
Beverages 1.3%
Diageo plc	361,800	5,199,238
Diageo plc, ADR	73,000	4,234,730
PepsiCo, Inc.	222,638	12,625,801

		22,059,769

Food & Staples Retailing 1.4%
BJ's Wholesale Club, Inc. *	215,700	5,996,460
CVS Corp.	264,744	7,680,224
Wal-Mart Stores, Inc.	232,354	10,181,752

		23,858,436

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.4%
General Mills, Inc.	121,044	$5,834,321

Household Products 1.4%
Colgate-Palmolive Co.	167,566	8,845,809
Procter & Gamble Co.	236,981	14,090,890

		22,936,699

Tobacco 0.9%
Altria Group, Inc.	202,922	14,957,381

ENERGY 7.4%
Energy Equipment & Services 1.3%
Schlumberger, Ltd.	180,847	15,259,870
Weatherford International, Ltd. *	87,663	6,018,942

		21,278,812

Oil, Gas & Consumable Fuels 6.1%
Apache Corp.	181,182	13,628,510
BP plc, ADR	190,100	13,468,585
ConocoPhillips	56,380	3,941,526
Exxon Mobil Corp.	706,197	44,871,757
Massey Energy Co.	33,000	1,685,310
Occidental Petroleum Corp.	78,300	6,689,169
Peabody Energy Corp.	97,186	8,197,639
XTO Energy, Inc.	192,109	8,706,380

		101,188,876

FINANCIALS 12.0%
Capital Markets 3.1%
Bank of New York Co.	262,845	7,730,272
Goldman Sachs Group, Inc.	114,659	13,940,241
Legg Mason, Inc.	46,820	5,135,686
Merrill Lynch & Co., Inc.	123,687	7,588,197
Morgan Stanley	160,780	8,672,473
State Street Corp.	103,936	5,084,549
T. Rowe Price Group, Inc.	56,067	3,661,175

		51,812,593

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 3.0%
Bank of America Corp.	521,407	$21,951,235
U.S. Bancorp	352,880	9,908,870
Wells Fargo & Co.	179,465	10,511,265
Zions Bancorp	96,600	6,878,886

		49,250,256

Consumer Finance 1.0%
American Express Co.	166,383	9,557,040
Capital One Financial Corp.	74,606	5,932,669

		15,489,709

Diversified Financial Services 3.0%
Citigroup, Inc.	780,149	35,512,383
JPMorgan Chase & Co.	425,782	14,446,783

		49,959,166

Insurance 1.7%
American International Group, Inc.	244,992	15,179,704
Chubb Corp.	18,723	1,676,645
Hartford Financial Services Group, Inc.	71,416	5,511,173
Prudential Financial, Inc.	89,592	6,052,835

		28,420,357

Real Estate 0.2%
Global Signal, Inc. REIT	84,365	3,774,490

HEALTH CARE 9.8%
Biotechnology 1.3%
Amgen, Inc. *	99,683	7,941,745
Biogen Idec, Inc. *	216,896	8,563,054
Genentech, Inc. *	52,018	4,380,436

		20,885,235

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	272,435	10,861,983
Medtronic, Inc.	230,863	12,378,874
Stryker Corp.	40,000	1,977,200
Zimmer Holdings, Inc. *	91,119	6,277,188

		31,495,245

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.1%
Aetna, Inc.	194,744	$16,775,248
Caremark Rx, Inc. *	242,987	12,132,341
WellPoint, Inc. *	82,034	6,219,818

		35,127,407

Pharmaceuticals 4.5%
Abbott Laboratories	227,442	9,643,541
Bristol-Myers Squibb Co.	223,250	5,371,395
Eli Lilly & Co.	128,536	6,879,247
Johnson & Johnson	317,890	20,116,079
Pfizer, Inc.	841,406	21,009,908
Wyeth	242,417	11,216,634

		74,236,804

INDUSTRIALS 6.0%
Aerospace & Defense 0.9%
Lockheed Martin Corp.	239,661	14,628,907

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	119,728	8,276,797

Commercial Services & Supplies 0.3%
Cintas Corp.	135,477	5,561,331

Electrical Equipment 0.2%
Rockwell Automation, Inc.	70,300	3,718,870

Industrial Conglomerates 3.1%
General Electric Co.	1,247,887	42,016,355
Tyco International, Ltd	339,758	9,462,261

		51,478,616

Machinery 1.0%
Deere & Co.	93,210	5,704,452
ITT Industries, Inc.	49,345	5,605,592
Pall Corp.	185,416	5,098,940

		16,408,984

INFORMATION TECHNOLOGY 11.4%
Communications Equipment 2.6%
Cisco Systems, Inc. *	452,688	8,116,696
Corning, Inc. *	427,216	8,258,085
Motorola, Inc.	640,881	14,157,061
QUALCOMM, Inc.	289,640	12,961,390

		43,493,232

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Hewlett-Packard Co.	381,207	$11,131,244
International Business Machines Corp.	97,312	7,806,369
Lexmark International, Inc., Class A *	124,150	7,579,358

		26,516,971

Internet Software & Services 0.7%
Google, Inc., Class A *	20,400	6,455,784
Yahoo!, Inc. *	146,775	4,966,866

		11,422,650

IT Services 0.6%
Accenture, Ltd., Class A	423,390	10,779,509

Semiconductors & Semiconductor Equipment 2.5%
Altera Corp. *	809,164	15,463,124
Intel Corp.	368,194	9,075,982
Texas Instruments, Inc.	492,590	16,698,801

		41,237,907

Software 3.4%
Cadence Design Systems, Inc. *	344,800	5,571,968
Computer Associates International, Inc.	4,986	138,661
Microsoft Corp.	1,133,860	29,174,218
Oracle Corp. *	1,697,418	21,031,009

		55,915,856

MATERIALS 2.2%
Chemicals 1.2%
Air Products & Chemicals, Inc.	178,069	9,818,725
Dow Chemical Co.	89,686	3,737,216
PPG Industries, Inc.	104,287	6,172,747

		19,728,688

Metals & Mining 0.7%
Alcoa, Inc.	221,494	5,408,884
Phelps Dodge Corp.	46,326	6,019,137

		11,428,021

Paper & Forest Products 0.3%
Weyerhaeuser Co.	83,348	5,730,175

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.1%
SBC Communications, Inc.	167,310	$ 4,010,421
Verizon Communications, Inc.	424,912	13,890,373

		17,900,794

Wireless Telecommunication Services 0.9%
Alltel Corp.	105,188	6,848,790
Sprint Nextel Corp.	325,592	7,742,578

		14,591,368

UTILITIES 1.3%
Electric Utilities 0.5%
DPL, Inc.	140,904	3,917,131
Exelon Corp.	90,581	4,840,649

		8,757,780

Independent Power Producers & Energy Traders 0.3%
TXU Corp.	39,903	4,504,250

Multi-Utilities 0.5%
MDU Resources Group, Inc.	106,542	3,798,222
PG&E Corp.	114,330	4,487,453

		8,285,675

Total Common Stocks (cost $874,940,392)		1,074,724,354

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional U.S. Government Money Market Fund ø ##
(cost $43,999,670)	43,999,670	43,999,670

Total Investments (cost $1,478,148,846) 101.6%		1,682,906,567
Other Assets and Liabilities (1.6%)		(26,031,914)

Net Assets 100.0%		$ 1,656,874,653

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt	GO	General Obligation
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
ETM	Escrowed to Maturity	MTN	Medium Term Note
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FHA	Federal Housing Authority	REIT	Real Estate Investment Trust
FHLMC	Federal Home Loan Mortgage Corp.	RRB	Refunding Revenue Bond
FNMA	Federal National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
FRN	Floating Rate Note	SFHRRB	Single Family Housing Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	TBA	To Be Announced
GNMA	Government National Mortgage Association	TIPS	Treasury Inflation-Protected Securities

The following table shows portfolio composition as a percent of total investments as of September 30, 2005:

Mortgage-Backed Securities	20.5%
Financials	14.2%
Information Technology	11.3%
Health Care	9.7%
Consumer Discretionary	8.1%
Energy	7.4%
Industrials	6.4%
Consumer Staples	6.0%
U.S. Treasury Obligations	3.6%
Municipal Obligations	2.5%
Materials	2.4%
Telecommunication Services	2.2%
Utilities	1.9%
Asset-Backed Securities	1.2%
Cash Equivalents	2.6%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of September 30, 2005:

Less than 1 year	3.4%
1 to 3 year(s)	21.4%
3 to 5 years	27.0%
5 to 10 years	36.7%
10 to 20 years	1.5%
20 to 30 years	10.0%

100.0%

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody's and Standard & Poor's ratings as of September 30, 2005:

AAA	82.0%
AA	1.2%
A	6.1%
BBB	8.1%
BB	2.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,434,149,176)	$1,638,906,897
Investments in affiliated money market fund, at value (cost $43,999,670)	43,999,670

Total investments	1,682,906,567
Cash	18,844
Receivable for securities sold	15,115,895
Principal paydown receivable	46,473
Receivable for Fund shares sold	108,026
Dividends and interest receivable	5,523,638
Prepaid expenses and other assets	102,609

Total assets	1,703,822,052

Liabilities
Payable for securities purchased	42,336,697
Payable for Fund shares redeemed	3,779,290
Advisory fee payable	36,318
Distribution Plan expenses payable	53,662
Due to other related parties	36,515
Accrued expenses and other liabilities	704,917

Total liabilities	46,947,399

Net assets	$1,656,874,653

Net assets represented by
Paid-in capital	$1,524,452,163
Overdistributed net investment income	(602,608)
Accumulated net realized losses on investments	(71,728,596)
Net unrealized gains on investments	204,753,694

Total net assets	$1,656,874,653

Net assets consists of
Class A	$1,012,834,376
Class B	257,210,523
Class C	91,024,381
Class I	295,805,373

Total net assets	$1,656,874,653

Shares outstanding (unlimited number of shares authorized)
Class A	117,674,013
Class B	29,912,509
Class C	10,572,967
Class I	34,497,549

Net asset value per share
Class A	$8.61
Class A — Offering price (based on sales charge of 5.75%)	$9.14
Class B	$8.60
Class C	$8.61
Class I	$8.57

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2005 (unaudited)

Investment income
Interest	$12,351,770
Dividends (net of foreign withholding taxes of $15,133)	7,498,011
Income from affiliate	370,689

Total investment income	20,220,470

Expenses
Advisory fee	2,382,457
Distribution Plan expenses
Class A	1,325,307
Class B	1,051,192
Class C	331,796
Administrative services fee	699,328
Transfer agent fees	1,487,486
Trustees' fees and expenses	15,487
Printing and postage expenses	230,104
Custodian and accounting fees	171,756
Registration and filing fees	94,862
Professional fees	25,805
Other	11,297

Total expenses	7,826,877
Less: Expense reductions	(13,024)
Fee waivers	(256,583)

Net expenses	7,557,270

Net investment income	12,663,200

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	32,598,610
Foreign currency related transactions	(825)

Net realized gains on investments	32,597,785
Net change in unrealized gains or losses on investments	14,260,378

Net realized and unrealized gains or losses on investments	46,858,163

Net increase in net assets resulting from operations	$59,521,363

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2005		Year Ended
	(unaudited)		March 31, 2005

Operations
Net investment income		$12,663,200		$16,499,915
Net realized gains on investments		32,597,785		37,746,059
Net change in unrealized gains or
losses on investments		14,260,378		(26,597,643)

Net increase in net assets resulting
from operations		59,521,363		27,648,331

Distributions to shareholders from
Net investment income
Class A		(8,177,048)		(12,663,649)
Class B		(1,538,043)		(1,123,162)
Class C		(533,695)		(205,046)
Class I		(2,877,113)		(3,835,465)

Total distributions to shareholders		(13,125,899)		(17,827,322)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,632,912	13,921,607	1,642,919	13,475,411
Class B	320,095	2,710,612	662,358	5,397,814
Class C	169,324	1,432,518	391,852	3,206,467
Class I	1,154,760	9,784,602	1,793,646	14,543,222

		27,849,339		36,622,914

Net asset value of shares issued in
reinvestment of distributions
Class A	847,886	7,259,636	1,296,936	10,667,406
Class B	166,138	1,420,453	123,295	1,015,607
Class C	55,596	476,039	22,678	187,498
Class I	255,934	2,183,581	239,020	1,951,313

		11,339,709		13,821,824

Automatic conversion of Class B
shares to Class A shares
Class A	3,418,538	29,248,519	733,810	6,047,759
Class B	(3,424,039)	(29,248,519)	(734,447)	(6,047,759)

		0		0

Payment for shares redeemed
Class A	(12,275,711)	(104,508,058)	(16,336,500)	(133,506,781)
Class B	(4,373,457)	(37,317,781)	(2,790,111)	(22,808,101)
Class C	(949,059)	(8,113,882)	(490,764)	(3,988,871)
Class I	(6,200,571)	(52,690,967)	(11,993,080)	(97,548,473)

		(202,630,688)		(257,852,226)

Net asset value of shares issued in
acquisitions
Class A	52,817,793	445,590,453	0	0
Class B	27,974,786	235,763,011	0	0
Class C	9,415,539	79,520,476	0	0
Class I	22,847,952	193,082,088	0	0

		953,956,028		0

Net increase (decrease) in net assets
resulting from capital share
transactions		790,514,388		(207,407,488)

Total increase (decrease) in net assets		836,909,852		(197,586,479)
Net assets
Beginning of period		819,964,801		1,017,551,280

End of period		$1,656,874,653		$819,964,801

Overdistributed net investment income		$(602,608)		$(139,909)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Balanced Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.5% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.21% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2005, EIMC waived its advisory fee in the amount of $256,583.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended September 30, 2005, the Fund paid brokerage commissions of $108,871 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2005, EIS received $9,339 from the sale of Class A shares and $160,079 and $328 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on June 10, 2005, the Fund acquired the net assets of Evergreen Foundation Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Foundation Fund at an exchange ratio of 2.01, 2.00, 2.00 and 2.02 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisition were $901,038,134.

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen Tax Strategic Foundation Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Tax Strategic Foundation Fund at an exchange ratio of 1.94, 1.94, 1.93 and 1.95 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisition were $795,478,650.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, unrealized appreciation acquired and aggregate net assets of the Fund immediately after each acquisition were as follows:

			Numberof	Net Assets of the
Acquired	Value of Net	Unrealized	Shares	Fund After Each
Fund	Assets Acquired	Appreciation	Issued	Acquisition

Evergreen
Foundation Fund	$ 857,814,943	$ 87,916,732	6,976,033 Class A	$1,758,853,077
3,596,922 Class B
1,050,882 Class C
201,900 Class I
Evergreen
Tax Strategic
Foundation Fund	$ 96,141,085	$ 17,640,369	45,841,760 Class A	$ 891,619,735
24,377,864 Class B
8,364,657 Class C
22,646,052 Class I

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 270,855,000	$ 102,344,041	$ 253,002,779	$ 236,393,152

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,482,539,424. The gross unrealized appreciation and depreciation on securities based on tax cost was $231,473,447 and $31,106,304, respectively, with a net unrealized appreciation of $200,367,143.

As of March 31, 2005, the Fund had $98,997,160 in capital loss carryovers for federal income tax purposes with $66,052,039 expiring in 2010 and $32,945,121 expiring in 2011. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2005, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC , approved the continuation of the Fund's investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund's advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. ("Lipper") was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC's responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund's advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund's investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund's and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under

ADDITIONAL INFORMATION (unaudited) continued

the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund's advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved performance at approximately the median of its peers in the most recent one-year period. They noted that this represented an improvement from the Fund's relative performance over the recent three- and five-year periods presented.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had

ADDITIONAL INFORMATION (unaudited) continued

implemented breakpoints in its management fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund's investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2004

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

568008 rv2 11/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568008 rv2   11/2005

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2005

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: November 28, 2005